Share-based payments - Summary of Range of Exercise Prices of Outstanding Share Options (Detail) - Employee stock option plan [member]	Dec. 31, 2018 CAD ($) shares yr	Dec. 31, 2017 shares	Dec. 31, 2016 shares
Disclosure of range of exercise prices of outstanding share options [line items]
Option outstanding, Shares (in shares) | shares	5,591,228	5,944,510	5,779,205
Option outstanding, weighted average remaining contractual life (years) | yr	2.2
Option outstanding, Weighted average exercise price (CAD per share)	$ 22.56
Exercisable options, Shares (in shares) | shares	3,576,150
Exercisable options, Weighted average exercise price (CAD per share)	$ 28.13
$6.00 to $6.99 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Option outstanding, Shares (in shares) | shares	1,070,517
Option outstanding, weighted average remaining contractual life (years) | yr	4.3
Option outstanding, Weighted average exercise price (CAD per share)	$ 6.20
Exercisable options, Shares (in shares) | shares	0
Exercisable options, Weighted average exercise price (CAD per share)	$ 0.00
$16.00 to $16.99 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Option outstanding, Shares (in shares) | shares	1,350,527
Option outstanding, weighted average remaining contractual life (years) | yr	2.1
Option outstanding, Weighted average exercise price (CAD per share)	$ 16.10
Exercisable options, Shares (in shares) | shares	1,011,048
Exercisable options, Weighted average exercise price (CAD per share)	$ 16.10
$18.00 to $18.99 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Option outstanding, Shares (in shares) | shares	2,591
Option outstanding, weighted average remaining contractual life (years) | yr	2.1
Option outstanding, Weighted average exercise price (CAD per share)	$ 18.55
Exercisable options, Shares (in shares) | shares	1,727
Exercisable options, Weighted average exercise price (CAD per share)	$ 18.55
$19.00 to $19.99 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Option outstanding, Shares (in shares) | shares	20,000
Option outstanding, weighted average remaining contractual life (years) | yr	1.8
Option outstanding, Weighted average exercise price (CAD per share)	$ 19.80
Exercisable options, Shares (in shares) | shares	20,000
Exercisable options, Weighted average exercise price (CAD per share)	$ 19.80
$21.00 to $21.99 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Option outstanding, Shares (in shares) | shares	20,000
Option outstanding, weighted average remaining contractual life (years) | yr	2.8
Option outstanding, Weighted average exercise price (CAD per share)	$ 21.15
Exercisable options, Shares (in shares) | shares	13,333
Exercisable options, Weighted average exercise price (CAD per share)	$ 21.15
$22.00 to $22.99 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Option outstanding, Shares (in shares) | shares	932,971
Option outstanding, weighted average remaining contractual life (years) | yr	3.1
Option outstanding, Weighted average exercise price (CAD per share)	$ 22.00
Exercisable options, Shares (in shares) | shares	437,527
Exercisable options, Weighted average exercise price (CAD per share)	$ 22.00
$23.00 to $23.99 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Option outstanding, Shares (in shares) | shares	151,933
Option outstanding, weighted average remaining contractual life (years) | yr	3.2
Option outstanding, Weighted average exercise price (CAD per share)	$ 23.18
Exercisable options, Shares (in shares) | shares	50,643
Exercisable options, Weighted average exercise price (CAD per share)	$ 23.18
$29.00 to $29.99 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Option outstanding, Shares (in shares) | shares	2,449
Option outstanding, weighted average remaining contractual life (years) | yr	2.4
Option outstanding, Weighted average exercise price (CAD per share)	$ 29.55
Exercisable options, Shares (in shares) | shares	1,632
Exercisable options, Weighted average exercise price (CAD per share)	$ 29.55
$30.00 to $30.99 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Option outstanding, Shares (in shares) | shares	27,800
Option outstanding, weighted average remaining contractual life (years) | yr	0.8
Option outstanding, Weighted average exercise price (CAD per share)	$ 30.75
Exercisable options, Shares (in shares) | shares	27,800
Exercisable options, Weighted average exercise price (CAD per share)	$ 30.75
$31.00 to $31.99 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Option outstanding, Shares (in shares) | shares	4,828
Option outstanding, weighted average remaining contractual life (years) | yr	0.3
Option outstanding, Weighted average exercise price (CAD per share)	$ 31.90
Exercisable options, Shares (in shares) | shares	4,828
Exercisable options, Weighted average exercise price (CAD per share)	$ 31.90
$33.00 to $33.99 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Option outstanding, Shares (in shares) | shares	1,159,157
Option outstanding, weighted average remaining contractual life (years) | yr	1.1
Option outstanding, Weighted average exercise price (CAD per share)	$ 33.35
Exercisable options, Shares (in shares) | shares	1,159,157
Exercisable options, Weighted average exercise price (CAD per share)	$ 33.35
$34.00 to $34.99 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Option outstanding, Shares (in shares) | shares	20,000
Option outstanding, weighted average remaining contractual life (years) | yr	0.3
Option outstanding, Weighted average exercise price (CAD per share)	$ 34.15
Exercisable options, Shares (in shares) | shares	20,000
Exercisable options, Weighted average exercise price (CAD per share)	$ 34.15
$35.00 to $35.99 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Option outstanding, Shares (in shares) | shares	20,000
Option outstanding, weighted average remaining contractual life (years) | yr	1.0
Option outstanding, Weighted average exercise price (CAD per share)	$ 35.40
Exercisable options, Shares (in shares) | shares	20,000
Exercisable options, Weighted average exercise price (CAD per share)	$ 35.40
$39.00 to $39.99 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Option outstanding, Shares (in shares) | shares	808,455
Option outstanding, weighted average remaining contractual life (years) | yr	0.2
Option outstanding, Weighted average exercise price (CAD per share)	$ 39.20
Exercisable options, Shares (in shares) | shares	808,455
Exercisable options, Weighted average exercise price (CAD per share)	$ 39.20
Bottom of range [member] | $6.00 to $6.99 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Option outstanding, Weighted average exercise price (CAD per share)	6.00
Bottom of range [member] | $16.00 to $16.99 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Option outstanding, Weighted average exercise price (CAD per share)	16.00
Bottom of range [member] | $18.00 to $18.99 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Option outstanding, Weighted average exercise price (CAD per share)	18.00
Bottom of range [member] | $19.00 to $19.99 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Option outstanding, Weighted average exercise price (CAD per share)	19.00
Bottom of range [member] | $21.00 to $21.99 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Option outstanding, Weighted average exercise price (CAD per share)	21.00
Bottom of range [member] | $22.00 to $22.99 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Option outstanding, Weighted average exercise price (CAD per share)	22.00
Bottom of range [member] | $23.00 to $23.99 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Option outstanding, Weighted average exercise price (CAD per share)	23.00
Bottom of range [member] | $29.00 to $29.99 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Option outstanding, Weighted average exercise price (CAD per share)	29.00
Bottom of range [member] | $30.00 to $30.99 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Option outstanding, Weighted average exercise price (CAD per share)	30.00
Bottom of range [member] | $31.00 to $31.99 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Option outstanding, Weighted average exercise price (CAD per share)	31.00
Bottom of range [member] | $33.00 to $33.99 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Option outstanding, Weighted average exercise price (CAD per share)	33.00
Bottom of range [member] | $34.00 to $34.99 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Option outstanding, Weighted average exercise price (CAD per share)	34.00
Bottom of range [member] | $35.00 to $35.99 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Option outstanding, Weighted average exercise price (CAD per share)	35.00
Bottom of range [member] | $39.00 to $39.99 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Option outstanding, Weighted average exercise price (CAD per share)	39.00
Top of range [member] | $6.00 to $6.99 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Option outstanding, Weighted average exercise price (CAD per share)	6.99
Top of range [member] | $16.00 to $16.99 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Option outstanding, Weighted average exercise price (CAD per share)	16.99
Top of range [member] | $18.00 to $18.99 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Option outstanding, Weighted average exercise price (CAD per share)	18.99
Top of range [member] | $19.00 to $19.99 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Option outstanding, Weighted average exercise price (CAD per share)	19.99
Top of range [member] | $21.00 to $21.99 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Option outstanding, Weighted average exercise price (CAD per share)	21.99
Top of range [member] | $22.00 to $22.99 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Option outstanding, Weighted average exercise price (CAD per share)	22.99
Top of range [member] | $23.00 to $23.99 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Option outstanding, Weighted average exercise price (CAD per share)	23.99
Top of range [member] | $29.00 to $29.99 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Option outstanding, Weighted average exercise price (CAD per share)	29.99
Top of range [member] | $30.00 to $30.99 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Option outstanding, Weighted average exercise price (CAD per share)	30.99
Top of range [member] | $31.00 to $31.99 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Option outstanding, Weighted average exercise price (CAD per share)	31.99
Top of range [member] | $33.00 to $33.99 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Option outstanding, Weighted average exercise price (CAD per share)	33.99
Top of range [member] | $34.00 to $34.99 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Option outstanding, Weighted average exercise price (CAD per share)	34.99
Top of range [member] | $35.00 to $35.99 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Option outstanding, Weighted average exercise price (CAD per share)	35.99
Top of range [member] | $39.00 to $39.99 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Option outstanding, Weighted average exercise price (CAD per share)	$ 39.99